UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001783989 (BRAVO III Residential Funding III Depositor LLC)

BRAVO Residential Funding Trust 2019-NQM1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Kent Smith, Authorized Person, 949-720-6652

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2 and 99.3 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1—Narrative

Schedule 2—Collection Comments

Schedule 3—Compliance (New System)

Schedule 4—Compliance (Old System)

Schedule 5—Data Compare

Schedule 6—Loan Key

Schedule 7—Pay String

99.2	Disclosures required by Rule 15Ga-2 for Solidifi Title & Closing Ltd.

Schedule 1—Narrative

Schedule 2—Title Summary

99.3	Disclosures required by Rule 15Ga-2 for Clayton

Schedule 1—Narrative

Schedule 2—Valuations Summary

Schedule 3—Loan Level Tape Compare Report

Schedule 4—Non ATR QM Upload Report

Schedule 5—Rating Agency ATR QM Data Fields

Schedule 6—Conditions Report

Schedule 7—ASF

Schedule 8—Waived Conditions Summary

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: July 31, 2019

BRAVO III RESIDENTIAL FUNDING III DEPOSITOR LLC

(Securitizer)

By:	/s/ Kenton T. Smith
Name: Kenton T. Smith
Title: Authorized Person

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1—Narrative

Schedule 2—Collection Comments

Schedule 3—Compliance (New System)

Schedule 4—Compliance (Old System)

Schedule 5—Data Compare

Schedule 6—Loan Key

Schedule 7—Pay String

99.2	Disclosures required by Rule 15Ga-2 for Solidifi Title & Closing Ltd.

Schedule 1—Narrative

Schedule 2—Title Summary

99.3	Disclosures required by Rule 15Ga-2 for Clayton

Schedule 1—Narrative

Schedule 2—Valuations Summary

Schedule 3—Loan Level Tape Compare Report

Schedule 4—Non ATR QM Upload Report

Schedule 5—Rating Agency ATR QM Data Fields

Schedule 6—Conditions Report

Schedule 7—ASF

Schedule 8—Waived Conditions Summary